Offsets	Feb. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Denali Therapeutics Inc.
Form or Filing Type	S-3
File Number	333-263107
Initial Filing Date	Feb. 28, 2022
Fee Offset Claimed	$ 37,080.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000.00
Termination / Withdrawal Statement	On February 28, 2022, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (File No. 333-263107) and a prospectus supplement (collectively, the "Prior Registration Statement"), which registered the offer, sale and issuance of up to $400,000,000.00 of an indeterminate number of shares of common stock, all $400,000,000.00 of which remain unsold and unissued (the "Unsold Securities"). In connection with the Prior Registration Statement, the registrant paid a registration fee of $37,080.00 for the Unsold Securities (the "Prior Fee"). Pursuant to Rule 457(p), the registration fee associated with this filing is being partially offset by the Prior Fee. The offering of the Unsold Securities has been terminated as of the effective date of this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Denali Therapeutics Inc.
Form or Filing Type	S-3
File Number	333-263107
Filing Date	Feb. 28, 2022
Fee Paid with Fee Offset Source	$ 37,080.00
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion.